FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)

             or fiscal year ending:  12/31/99 (b)


Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing? (Y/N)  N
                                                -----

Those items or sub-items with a "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.   Registrant Name: LLAC Variable Account

     B.   File Number: 811-09075

     C.   Telephone Number: 603-749-2600 x35801


2.   A.   Street: 175 Berkeley Street

     B.   City: Boston   C. State: MA   D. Zip Code: 02117   Zip Ext:

     E.   Foreign Country:                  Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         Y
                                                             ----------------

4.   Is this the last filing on this form by Registrant? (Y/N)          N
                                                             ----------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                    ---------
     [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Y
                                                                    ---------
     [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending  12/31/99                             File number 811-09075
                 -----------                                        ------------


UNIT INVESTMENT TRUSTS

111. A.   [/] Depositor Name:      Liberty Life Assurance Company of Boston
                             ------------------------------------------------
     B.   [ ] File Number (If any):
                                    ----------------
     C.   [/] City:      Boston   State: MA   Zip Code 02117  Zip Ext:
                   ----------------      -----        --------        -------
          [ ] Foreign Country:                   Foreign Postal Code:

112. A.   [/] Sponsor Name:     Liberty Life Assurance Company of Boston
                            -------------------------------------------------
     B.   [ ] File Number (If any):
                                   -----------------
     C.   [/] City:  Boston        State: MA  Zip Code 02117  Zip Ext:
                   ----------------      -----        --------        -------
          [ ] Foreign Country:                   Foreign Postal Code:

113. A.   [ ] Trustee Name:
                             ------------------------------------------------
     B.   [ ] City:                State:     Zip Code        Zip Ext:
                   ----------------      -----        --------        -------
          [ ] Foreign Country:                   Foreign Postal Code:

114. A.   [/] Principal Underwriter Name: Liberty Life Distributors LLC
                                         ------------------------------------
     B.   [/] File Number (If any):  8-51303
                                   -----------------
     C.   [/] City:  Dover         State: NH  Zip Code 03820  Zip Ext:
                   ----------------      -----        --------        -------
          [ ] Foreign Country:                   Foreign Postal Code:

115. A.   [/] Independent Public Accountant Name:   Ernst & Young LLP
                                                 ----------------------------
     B.   [/] City: Boston         State: MA  Zip Code 02116  Zip Ext:
                   ----------------      -----        --------        -------
          [ ] Foreign Country:                   Foreign Postal Code:

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment
              companies? (Y/N)                                          N
                               ----------------------------------------------
                                                                             Y/N

     B. [ ] Identify the family in 10 letters:
                                                -- -- -- -- -- -- -- -- -- --
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

For period ending  12/31/99                             File number 811-09075
                 -----------                                        ------------


117. A.   [/] Is Registrant a separate account of an insurance
              company? (Y/N)                                            Y
                             ------------------------------------------------
                                                                             Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   [/] Variable annuity contracts? (Y/N)                         N
                                                -----------------------------
                                                                             Y/N

     C.   [/] Scheduled premium variable life contracts?(Y/N)           N
                                                              ---------------
                                                                             Y/N
     D.   [/] Flexible premium variable life contracts? (Y/N)           Y
                                                              ---------------
                                                                             Y/N
     E.   [/] Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)                             N
                                            ---------------------------------
                                                                             Y/N

118. [/]  State the number of series existing at the end of the period that
          had securities registered under the Securities Act of 1933    1
                                                                    ---------
119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
          during the period                                             1
                                                -----------------------------
                                                                             Y/N
120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)                                              0
                           --------------------------------------------------
                                                                             Y/N

121. [/]  State the number of series for which a current prospectus was in
          existence at the end of the period                            1
                                            ---------------------------------
122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period                                                0
                        -----------------------------------------------------

123. [/] State the total value of the additional units considered in
         answering item 122 ($000 omitted)                        $     0
                                           ----------------------------------

For period ending  12/31/99                             File number 811-09075
                 -----------                                        ------------


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                      $ 0
                                                           ------------------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)           $ 0
                                                                   ----------

126. [/] Of the amount show in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
         subsequent series.) ($000's omitted)                         $ 0
                                             -------------------------------

For period ending  12/31/99                             File number 811-09075
                 -----------                                        ------------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series during the current period (excluding distributions of realized gains, if any):


                                  Number of    Total Assets   Total Income
                                   Series         ($000's     Distributions
                                  Investing      (omitted)   ($000's omitted)
                                  ---------    ------------   --------------

A.   U.S. Treasury direct issue                 $                 $
                                    ------       ---------         --------
B.   U.S. Government agency                     $                 $
                                    ------       ---------         --------
C.   State and municipal tax-free               $                 $
                                    ------       ---------         --------
D.   Public utility debt                        $                 $
                                    ------       ---------         --------
E.   Brokers or dealers debt
     or debt of  brokers' or
     dealers' parent                            $                 $
                                    ------       ---------         --------
F.   All other corporate
     intermed & long-term debt                  $                 $
                                    ------       ---------         --------
G.   All other corporate
     short-term debt                            $                 $
                                    ------       ---------         --------
H.   Equity securities of
     brokers or dealers
     or parents or brokers
     or dealers                                 $                 $
                                    ------       ---------         --------
I.   Investment company
     equity securities                          $                 $
                                    ------       ---------         --------
J.   All other equity
     securities                        1        $     22          $     0
                                    ------       ---------         --------
K.   Other securities                           $                 $
                                    ------       ---------         --------
L.   Total assets of all
     series of registrant              1        $     22          $     0
                                    ------       ---------         --------

For period ending  12/31/99                             File number 811-09075
                 -----------                                        ------------


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                        N
         --------------------------------------------------------------------
                                                                             Y/N
         [If answer is "N" (No), go to item 131.]

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                  $   0
                                          -----------------------------------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


      811-09075      811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------
      811-           811-           811-           811-           811-
          -------        -------        -------        -------        -------


This report is signed on behalf of the registrant.


City of: Boston  State of: Massachusetts    Date: February 23, 2000

Name of Registrant:  LLAC Variable Account
By:  Liberty Life Assurance Company of Boston (Depositor)


By:  /s/ WILLIAM J. O'CONNELL        Witness:  /s/  Sascha Blom
   -------------------------------              -----------------------------
      William J. O'Connell                            Sascha Blom, Counsel
      Vice President and
      Assistant General Counsel